Related Party Transactions	6 Months Ended
Jun. 30, 2020
Related Party Transactions
Related Party Transactions

Note 15. Related Party Transactions

Three holders of the convertible preferred stock purchased products and services, directly or through a third party, from the Company. Revenue and accounts receivable for these holders were as follows (in thousands):

	Year Ended December 31,				Six Months Ended June 30,
	2017	2018	2019		2019	2020
					(unaudited)
Revenue:
Stockholder A	$7,090	$9,447	$(3,514)	(1)	$265	$278
Stockholder B	5,080	508	1,391		3	3,544
Stockholder C	—	18	6,148		5,040	439

	December 31,
	2018	2019	June 30, 2020
			(unaudited)
Accounts receivable:
Stockholder A	$2,907	$9	$—
Stockholder B	251	1,404	2,239
Stockholder C	—	—	300

(1)	The 2019 amount included a $4.1 million refund, net of taxes, the Company issued to entities affiliated with the stockholder in October 2019, in order to compensate them for unforeseen challenges associated with the use of certain new products purchased from the Company in 2018. The products purchased by these entities in 2018 were still under development at the time and the Company felt it appropriate to compensate these early purchasers for working with a new product.

In April 2019, the Company entered into a manufacturing agreement with one of its Series B Preferred Stock holders (Stockholder D), and the Company has one product that is currently being manufactured by Stockholder D. As of December 31, 2019 and June 30, 2020 (unaudited), the Company had $2.7 million and $2.5 million of accrued purchases and $24.9 million and $16.5 million, respectively, of outstanding purchase commitment for products with this stockholder. The Company procures equipment, materials and components for Stockholder D to build the product and had $2.7 million and $1.5 million, respectively, of receivables from this stockholder which was included in other current assets as of December 31, 2019 and June 30, 2020 (unaudited).

In November 2018, in connection with its issuance of Series B Preferred Stock, the Company repurchased 73,150 shares of common stock from certain holders of its common stock, who are family members of one of the Company’s officers. The purchase price per share of $36.3520 was equivalent to the price paid for each share of the Series B Preferred Stock.

The Company currently rents its corporate headquarters facility in San Jose, California from a company owned by one of its officers. The lease was executed in January 2017 and expires in December 2027, as amended. As of December 31, 2019 and June 30, 2020 (unaudited), future minimum lease payments totaled $27.3 million and $25.8 million, respectively, related to this facility. Rent expense under this lease was $3.0 million, $3.0 million and $3.1 million, respectively, for 2017, 2018 and 2019, and $1.5 million and $1.7 million, respectively, for the six months ended June 30, 2019 and 2020 (unaudited).

In January 2017 and December 2016, the Company issued two interest-bearing unsecured promissory notes totaling $3.5 million to one of its officers for purposes of financing the acquisition of the above headquarters facility. The loan accrued interest at a rate of 3.15% per annum. As of December 31, 2019, immediately prior to repayment, the aggregate outstanding balance of the loan was approximately $3.6 million, including aggregate accrued and unpaid interest of $0.1 million. The officer made monthly interest-only payments to the Company on the loan beginning in December 2017 and repaid all outstanding principal and interest due under the two promissory notes on December 31, 2019.

In addition, in March 2017, the Company entered into an unconditional payment guaranty with regard to one of its officers’ $15.0 million term loan. The loan was obtained for and secured by a Deed of Trust for the above headquarters facility in San Jose, California. Under the terms of the guaranty, the Company has agreed to unconditionally guarantee the borrower’s obligations under the loan. As of December 31, 2017 and 2018, the outstanding principal balance of the term loan was $14.8 million and $14.4 million, respectively. In December 2019, the Company was released from the unconditional payment guaranty and has no further obligations with respect to the term loan.

In August 2016, the Company entered into an agreement with one of its officers and Velodyne Acoustics, LLC (Acoustics) pursuant to which Acoustics agreed to, among other things, indemnify, defend and hold harmless Velodyne Lidar, Inc. from and against any and all liabilities relating to, arising out of or resulting from certain litigation matters (Litigation Indemnification Agreement). The litigation matters giving rise to the indemnification obligations involved certain employment-related claims of two former employees of Velodyne Acoustics, which was the predecessor of Acoustics. In November 2019, the Company elected not to seek indemnification from Acoustics for the litigation matters under the terms of the Litigation Indemnification Agreement and assumed control and financial responsibility for the litigation matters. By not seeking indemnification from Acoustics, the Company has paid approximately $2.5 million in settlements in connection with the litigation matters and $2.6 million in legal costs to date, all of which are included in general and administration in the statement of operations. Such payments and costs incurred that were the subject of the Litigation Indemnification Agreement indirectly benefit the officer, the former sole owner of Acoustics. The Company believes that the litigation matters covered by the Litigation Indemnification Agreement are complete and the Company does not expect to incur additional expenses related to these litigation matters.